INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Total cost of intangible assets	$ 20,319,011	$ 7,724,538
Less: accumulated amortization	(5,153,133)	(4,126,372)
Add: foreign exchange difference	28,543	89,089
Intangible assets, net	15,194,421	3,687,255
Domain names
Total cost of intangible assets	2,077,796	2,077,796
Trade name
Total cost of intangible assets	8,578,526	2,145,262
Copy rights
Total cost of intangible assets	1,648,532	1,648,532
Student Base
Total cost of intangible assets	4,768,472	221,082
Technology
Total cost of intangible assets	1,523,833	63,801
Partnership agreement
Total cost of intangible assets	349,783	349,783
Non-compete agreements
Total cost of intangible assets	49,846	49,846
Education licenses
Total cost of intangible assets	297,861	144,074
Customer relationship
Total cost of intangible assets	426,839	426,839
Concession
Total cost of intangible assets	404,523	404,523
User base
Total cost of intangible assets	$ 193,000	$ 193,000